Unaudited Condensed Consolidated Statements of Cash Flows (Parenthetical) - Non-cash investing and financing activities - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Flight equipment reclassified to net investment in finance and sales-type leases	$ 206,000	$ 154,000
Flight equipment reclassified to held for sale, net	520,000	1,000,000
Release to income upon sale	$ 2,766	$ 66,418